Property, Plant and Equipment	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	JPY (millions)
Acquisition cost	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2024	¥1,679,054	¥981,944	¥164,945	¥105,845	¥278,689	¥3,210,478
Additions and other increases	37,969	22,271	10,480	—	154,435	225,155
Transfers	36,236	48,722	13,185	68	(98,211)	—
Disposals and other decreases	(36,322)	(29,931)	(5,668)	(0)	(7,325)	(79,245)
Reclassification to assets held for sale (Note 18)	(22,552)	(15,493)	(346)	(399)	(12)	(38,803)
Foreign currency translation differences	(22,509)	(12,205)	(2,539)	(1,172)	(5,920)	(44,345)
As of March 31, 2025	¥1,671,876	¥995,309	¥180,056	¥104,342	¥321,656	¥3,273,239
Additions and other increases	32,610	24,540	10,636	274	132,007	200,067
Transfers	31,982	49,066	8,640	56	(89,744)	—
Disposals and other decreases	(15,345)	(28,536)	(10,213)	(2,258)	(2,281)	(58,633)
Reclassification to assets held for sale (Note 18)	(3,061)	(7,322)	(1,015)	(43)	(141)	(11,581)
Foreign currency translation differences	118,010	78,813	12,798	6,403	33,392	249,416
As of March 31, 2026	¥1,836,073	¥1,111,871	¥200,903	¥108,774	¥394,889	¥3,652,509

Accumulated depreciation and accumulated impairment losses
As of April 1, 2024	¥(507,425)	¥(586,080)	¥(115,184)	¥(273)	¥(11,739)	¥(1,220,701)
Depreciation expenses	(86,344)	(66,372)	(20,676)	—	—	(173,392)
Impairment losses	(498)	(830)	(116)	—	(3,333)	(4,778)
Disposals and other decreases	19,132	24,985	5,341	—	2,840	52,298
Reclassification to assets held for sale (Note 18)	14,087	11,642	192	47	—	25,968
Foreign currency translation differences	6,892	6,541	1,974	3	166	15,575
As of March 31, 2025	¥(554,156)	¥(610,114)	¥(128,469)	¥(223)	¥(12,068)	¥(1,305,030)
Depreciation expenses	(85,047)	(68,105)	(20,048)	—	—	(173,200)
Impairment losses	(3,230)	(3,809)	(273)	(156)	(8,150)	(15,619)
Disposals and other decreases	11,481	24,989	9,840	—	334	46,645
Reclassification to assets held for sale (Note 18)	1,005	4,945	809	—	—	6,759
Foreign currency translation differences	(36,608)	(43,667)	(9,395)	(83)	(1,672)	(91,425)
As of March 31, 2026	¥(666,555)	¥(695,761)	¥(147,537)	¥(462)	¥(21,555)	¥(1,531,870)

	JPY (millions)
Carrying amount	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2024	¥1,171,629	¥395,865	¥49,761	¥105,572	¥266,950	¥1,989,777
As of March 31, 2025	1,117,720	385,195	51,587	104,119	309,589	1,968,209
As of March 31, 2026	1,169,518	416,109	53,366	108,312	373,334	2,120,639
Leases
The changes in acquisition cost of property, plant and equipment for the years ended March 31, 2025 and 2026 include the following changes in ROU assets:

	JPY (millions)
Acquisition cost of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2024	¥741,898	¥21,880	¥211	¥763,989
Additions and other increases	18,118	6,867	—	24,986
Disposals and other decreases	(32,499)	(4,677)	(110)	(37,286)
Foreign currency translation differences	(10,687)	(795)	(2)	(11,484)
As of March 31, 2025	¥716,831	¥23,275	¥98	¥740,204
Additions and other increases	18,549	7,331	2	25,882
Disposals and other decreases	(13,115)	(7,719)	(20)	(20,854)
Foreign currency translation differences	48,913	2,634	5	51,552
As of March 31, 2026	¥771,178	¥25,521	¥86	¥796,785
The changes in accumulated depreciation and accumulated impairment losses for the years ended March 31, 2025 and 2026 include the following changes in accumulated depreciation and accumulated impairment losses related to ROU assets:

	JPY (millions)
Accumulated depreciation and accumulated impairment losses of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2024	¥(220,496)	¥(9,930)	¥(160)	¥(230,586)
Depreciation expenses	(44,571)	(6,065)	(19)	(50,656)
Disposals and other decreases	14,587	3,741	109	18,437
Foreign currency translation differences	3,738	352	2	4,092
As of March 31, 2025	¥(246,742)	¥(11,902)	¥(68)	¥(258,712)
Depreciation expenses	(43,731)	(6,406)	(15)	(50,151)
Impairment losses	(1,247)	—	—	(1,247)
Disposals and other decreases	10,344	6,016	20	16,380
Foreign currency translation differences	(18,478)	(1,454)	(4)	(19,936)
As of March 31, 2026	¥(299,853)	¥(13,744)	¥(67)	¥(313,664)

The carrying amount of property, plant and equipment includes the carrying amount of following ROU assets:

	JPY (millions)
Carrying amount of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2024	¥521,403	¥11,950	¥51	¥533,403
As of March 31, 2025	470,089	11,373	30	481,492
As of March 31, 2026	471,325	11,777	18	483,120
Takeda recognized expenses related to leases not included in the measurement of the lease liabilities as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Expense relating to short-term leases	¥4,312	¥4,160	¥3,624
Expense relating to leases of low-value assets that are not short-term leases expenses	887	493	454
Expense relating to variable lease payments	10,954	11,250	12,263
Total expenses not included in lease liabilities	¥16,152	¥15,904	¥16,341
Total cash outflow for leases not included in lease liabilities	¥16,152	¥15,904	¥16,341

The total cash outflow for leases on lease liabilities for the years ended March 31, 2024, 2025 and 2026 was JPY 75,412 million, JPY 69,685 million and JPY 67,138 million, respectively. Also, the total future cash outflow for leases not yet commenced to which Takeda is committed for the year ended March 31, 2026 is JPY 238,283 million.
Impairment
Takeda recognized the following impairment losses for property, plant and equipment, which are reflected as follows, in the consolidated statements of profit or loss:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Cost of sales	¥(6,225)	¥(1,485)	¥(3,358)
Selling, general and administrative expenses	—	(34)	(33)
Research and development expenses	(1,307)	(1)	(7,359)
Other operating expenses	(7,923)	(3,257)	(4,869)
Total	¥(15,454)	¥(4,778)	¥(15,619)
Impairment losses for the year ended March 31, 2024 resulted primarily from production facilities, whose recoverable amounts were nil, related to ALOFISEL (for complex Crohn's perianal fistulas) following topline results of the phase 3 ADMIRE-CD Ⅱ trial.
Impairment losses for the year ended March 31, 2026 resulted primarily from property, plant and equipment related to certain programs Takeda decided to discontinue.
The carrying amounts of the impaired assets were reduced to the recoverable amounts, which were measured at fair value less costs of disposal. This fair value is classified as Level 3 in the fair value hierarchy.